RANGER FUNDS INVESTMENT TRUST

Ranger Micro Cap Fund

Investor Class: RFTMX

Institutional Class: RFIMX

Ranger Small Cap Fund

Investor Class: RFTSX

Institutional Class: RFISX

Statement of Additional Information

Supplement dated August 18, 2023 to the Statement of Additional Information Dated November 30, 2022

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The Interested Trustees and Officers Table in the SAI is deleted in its entirety and replaced with the following:

Name, Address[1] and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During Past Five Years
Jason Christopher Elliott Year of Birth: 1970	Trustee, Chairman (since 2011)	Manager, Ranger Capital Group, L.L.C. (2005 - 2022).	2	None
Kenneth Scott Canon Year of Birth: 1962	President (since 2011)	President, Ranger Capital Group Holdings, L.P. (since 2001).	N/A	N/A
Wesley McDowell Year of Birth: 1985	Secretary and Chief Compliance Officer (since September 2021)

General Counsel, Ranger Capital Group Holdings, L.P. (8/2021-present); CCO, Ranger Capital Group Holdings, L.P. (1/2021-present); Associate Attorney, Ranger Capital Group Holdings, L.P. (4/2017-8/2021); Counsel, Caprock Services (a business development company) (3/2013 – 4/2017).

			N/A	N/A
Joseph W. Thompson Year of Birth: 1959	Treasurer/Chief Financial Officer (2011 – 2021 and August 2023 - Present)	COO/CFO, Ranger Capital Group Holdings, L.P. (2002 – 8/2021).	N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term "Fund Complex" refers to Ranger Funds Investment Trust.

[1] Unless otherwise noted, the address of each Trustee and Officer is c/o Ranger Shared Services, LLC

1845 Woodall Rodgers, Suite 1000 | Dallas, Texas 75201

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This Supplement and the Prospectus and Statement of Additional Information dated November 30, 2022 provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Fund at 1-866-458-4744.

Please retain this Supplement for future reference.